Document and Entity Information	May 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001837240
Document Type	8-K
Document Period End Date	May 10, 2022
Entity Registrant Name	SVF INVESTMENT CORP. 3
Entity Incorporation State Country Code	E9
Entity File Number	001-40175
Entity Tax Identification Number	98-1572401
Entity Address, Address Line One	1 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	-562-8100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	SVFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false